Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Income tax expense	$ 362,015	$ 173,530
Mali
Income Tax [Line Items]
Income tax expense	215,115	103,049
Philippines
Income Tax [Line Items]
Income tax expense	83,904	46,046
Namibia
Income Tax [Line Items]
Income tax expense	63,879	23,807
Other
Income Tax [Line Items]
Income tax expense	$ (883)	$ 628